RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 7) (Derivatives instruments, excluding net investment hedges, CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other current assets
Derivatives fair value
Derivative assets	259	361
Accounts payable and Other
Derivatives fair value
Derivative liabilities	(283)	(485)
Intangibles and Other assets
Derivatives fair value
Derivative assets	187	202
Other long-term liabilities
Derivatives fair value
Derivative liabilities	(186)	(349)